Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
2016	$ 49,684
2017	50,084
2018	203,422
2019	266,260
2020	17,650
2021- thereafter	84,590
Total	$ 671,690	$ 613,221